Debt (Long-term) - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Sep. 15, 2014
Debt Instrument [Line Items]
Proceeds from note payable		$ 5,540,000	$ 548,295
Warrant right to convert into common stock		11,080,000
Warrant holder acquired common shares		20,000
Exercise price		$ 0.30		$ 0.25
Warrant expiration date		Dec. 18, 2016
Estimated fair value of warrants		$ 1,532,877
Amortization of deferred financing fees		558,552
Interest expense	$ 464,010	94,000
Accretion expense	712,841	$ 161,002
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest outstanding but not paid	378,291
Interest outstanding past due but not paid	$ 307,491
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Redeemable Promissory Convertible Notes	In fiscal 2014, the Company issued 554 Units of 8% Redeemable Promissory Convertible Notes (the "Notes") together with Series C stock Purchase Warrants (the "Warrants") to various accredited investors in an offering exempt from registration in the U.S pursuant to regulations D and S under the U.S. Federal Securities rules and regulations
Debt instrument interest rate		8.00%
Proceeds from note payable		$ 5,540,000
Number of shares, notes get converted into		22,160,000
Beneficial conversion feature of debt instrument		$ 195,938